VARIABLE INTEREST ENTITIES (Tables)	12 Months Ended
Sep. 30, 2012
Variable Interest Entities [Abstract]
Schedule of Variable Interest Entities [Table Text Block]

The following financial statement amounts and balances of the VIE were included in the accompanying consolidated financial statements as of and for the years ended September 30:

	As of September 30,
	2012	2011
	US$(’000)	US$(’000)
ASSETS
Current assets
Cash and cash equivalents	$3,728	$5,465
Accounts and notes receivable, net of allowance	3,240	9,418
Unbilled revenue	580	169
Amounts due from related companies	123	118
Inventories	628	230
Other receivables and prepayments	4,781	1,057
Current portion of long-term other receivables	1,393	-
Current portion of net investment in sales-type leases	1,210	724
Total Current Assets	15,683	17,181
Non-current assets
Property and equipment, net	13,541	13,482
Intangible assets	633	629
Long-term other receivables	-	4,247
Net investment in sales-type leases, less current portion	333	696
Total Assets	$30,190	$36,235

LIABILITIES
Current liabilities
Accounts payable	$775	$942
Advances from customers	1,528	368
Other payables and accruals	13,959	13,457
Taxes payable	1,673	1,542
Amounts due to shareholder	2	2
Dividend payable	817	788
Total Current Liabilities	18,754	17,099
Total Liabilities	$18,754	17,099

	For the years ended September 30,
	2012	2011	2010
	US$(’000)	US$(’000)	US$(’000)
Revenue	1,451	6,337	14,506
Net (loss) income	(8,394)	141	9,124